Schedule of Investments
(unaudited)
December 31, 2024
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.1%
BWX Technologies, Inc. ............... 19,414 $ 2,162,526
Curtiss-Wright Corp.
(a)
................. 8,131 2,885,448
Hexcel Corp. ....................... 17,492 1,096,748
Huntington Ingalls Industries, Inc. ......... 8,283 1,565,239
Loar Holdings, Inc.
(a) (b)
................. 6,393 472,507
Spirit AeroSystems Holdings, Inc. , Class A
(b)
.. 24,655 840,242
Standardaero, Inc.
(b)
.................. 14,679 363,452
Textron, Inc. ....................... 39,854 3,048,432
Woodward, Inc. ..................... 12,577 2,093,064
14,527,658
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ........... 24,653 2,547,148
GXO Logistics, Inc.
(a) (b)
................ 25,185 1,095,547
3,642,695
Automobile Components — 0.3%
BorgWarner, Inc. .................... 46,231 1,469,684
Gentex Corp. ...................... 49,493 1,421,934
Lear Corp. ........................ 11,469 1,086,114
QuantumScape Corp. , Class A
(a) (b)
........ 76,822 398,706
4,376,438
Automobiles — 0.4%
Harley-Davidson, Inc. ................. 25,133 757,257
Lucid Group, Inc.
(a) (b)
.................. 215,005 649,315
Rivian Automotive, Inc. , Class A
(a) (b)
........ 177,964 2,366,921
Thor Industries, Inc. .................. 10,909 1,044,101
4,817,594
Banks — 2.1%
Bank OZK ........................ 22,562 1,004,686
BOK Financial Corp. .................. 4,920 523,734
Columbia Banking System, Inc. .......... 44,705 1,207,482
Comerica, Inc. ...................... 23,179 1,433,621
Commerce Bancshares, Inc. ............ 26,819 1,671,092
Cullen/Frost Bankers, Inc. .............. 12,992 1,744,176
East West Bancorp, Inc. ............... 29,965 2,869,448
First Hawaiian, Inc. .................. 27,474 712,950
First Horizon Corp. ................... 116,526 2,346,834
FNB Corp. ........................ 76,282 1,127,448
Pinnacle Financial Partners, Inc. .......... 16,685 1,908,597
Popular, Inc. ....................... 15,265 1,435,826
Prosperity Bancshares, Inc. ............. 19,104 1,439,486
Synovus Financial Corp. ............... 30,591 1,567,177
TFS Financial Corp. .................. 11,797 148,170
Webster Financial Corp. ............... 37,437 2,067,271
Western Alliance Bancorp .............. 23,575 1,969,456
Wintrust Financial Corp. ............... 14,302 1,783,603
Zions Bancorp NA ................... 30,700 1,665,475
28,626,532
Beverages — 0.2%
Boston Beer Co., Inc. (The) , Class A
(b)
...... 1,841 552,263
Celsius Holdings, Inc.
(b)
................ 37,794 995,494
Coca-Cola Consolidated, Inc. ............ 1,282 1,615,307
3,163,064
Biotechnology — 1.6%
(b)
Apellis Pharmaceuticals, Inc. ............ 22,379 714,114
Exact Sciences Corp. ................. 38,954 2,188,825
Exelixis, Inc. ....................... 59,982 1,997,401
Ionis Pharmaceuticals, Inc. ............. 33,350 1,165,916
Natera, Inc. ........................ 24,394 3,861,570
Neurocrine Biosciences, Inc. ............ 21,272 2,903,628
Security
Shares
Shares Value
Biotechnology (continued)
Roivant Sciences Ltd.
(a)
................ 90,445 $ 1,069,964
Sarepta Therapeutics, Inc.
(a)
............ 19,340 2,351,551
Ultragenyx Pharmaceutical, Inc. .......... 19,154 805,809
United Therapeutics Corp. .............. 9,308 3,284,235
Viking Therapeutics, Inc.
(a)
.............. 22,701 913,488
21,256,501
Broadline Retail — 0.3%
Dillard's, Inc. , Class A
(a)
................ 655 282,790
Etsy, Inc.
(a) (b)
....................... 23,677 1,252,277
Kohl's Corp. ....................... 23,479 329,645
Macy's, Inc. ....................... 58,182 985,021
Nordstrom, Inc. ..................... 21,806 526,615
Ollie's Bargain Outlet Holdings, Inc.
(a) (b)
..... 12,954 1,421,442
4,797,790
Building Products — 1.7%
A O Smith Corp. .................... 25,160 1,716,164
AAON, Inc. ........................ 14,306 1,683,530
Advanced Drainage Systems, Inc. ........ 14,999 1,733,884
Allegion plc ........................ 18,624 2,433,784
Armstrong World Industries, Inc. .......... 9,290 1,312,956
AZEK Co., Inc. (The) , Class A
(b)
.......... 30,502 1,447,930
Fortune Brands Innovations, Inc. ......... 26,142 1,786,283
Hayward Holdings, Inc.
(b)
............... 30,725 469,785
Lennox International, Inc. .............. 6,826 4,159,082
Owens Corning ..................... 18,395 3,133,036
Simpson Manufacturing Co., Inc. ......... 9,035 1,498,274
Trex Co., Inc.
(b)
..................... 22,681 1,565,670
22,940,378
Capital Markets — 2.5%
Affiliated Managers Group, Inc. .......... 6,257 1,157,044
Carlyle Group, Inc. (The) ............... 47,342 2,390,298
Evercore, Inc. , Class A ................ 7,613 2,110,248
FactSet Research Systems, Inc. .......... 8,168 3,922,927
Houlihan Lokey, Inc. , Class A ............ 11,512 1,999,174
Invesco Ltd. ....................... 78,278 1,368,299
Janus Henderson Group plc ............ 27,160 1,155,115
Jefferies Financial Group, Inc. ........... 37,620 2,949,408
Lazard, Inc. ....................... 23,494 1,209,471
MarketAxess Holdings, Inc. ............. 8,123 1,836,123
Morningstar, Inc. .................... 5,863 1,974,424
Robinhood Markets, Inc. , Class A
(b)
........ 143,854 5,360,000
SEI Investments Co. .................. 21,211 1,749,483
Stifel Financial Corp. ................. 21,721 2,304,164
TPG, Inc. , Class A ................... 18,016 1,132,125
Virtu Financial, Inc. , Class A ............. 17,120 610,842
XP, Inc. , Class A .................... 87,637 1,038,498
34,267,643
Chemicals — 1.0%
Ashland, Inc. ....................... 10,334 738,468
Axalta Coating Systems Ltd.
(b)
........... 46,601 1,594,686
Chemours Co. (The) .................. 32,406 547,661
Element Solutions, Inc. ................ 47,506 1,208,077
FMC Corp. ........................ 26,524 1,289,332
Huntsman Corp. .................... 35,426 638,731
Mosaic Co. (The) .................... 68,480 1,683,238
NewMarket Corp. .................... 1,431 756,069
Olin Corp. ......................... 24,976 844,189
RPM International, Inc. ................ 27,094 3,334,188
Scotts Miracle-Gro Co. (The) ............ 9,063 601,239
13,235,878

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies — 0.5%
Clean Harbors, Inc.
(b)
................. 10,859 $ 2,499,090
MSA Safety, Inc. .................... 7,893 1,308,423
Tetra Tech, Inc. ..................... 56,905 2,267,095
Vestis Corp. ....................... 27,922 425,531
6,500,139
Communications Equipment — 0.7%
Ciena Corp.
(b)
...................... 30,710 2,604,515
F5, Inc.
(b)
......................... 12,435 3,127,029
Juniper Networks, Inc. ................ 69,144 2,589,443
Lumentum Holdings, Inc.
(a) (b)
............ 14,423 1,210,811
Ubiquiti, Inc. ....................... 905 300,397
9,832,195
Construction & Engineering — 1.3%
AECOM .......................... 28,524 3,046,934
API Group Corp.
(b)
................... 48,637 1,749,473
Comfort Systems USA, Inc.
(a)
............ 7,493 3,177,482
EMCOR Group, Inc.
(a)
................. 9,689 4,397,837
Everus Construction Group, Inc.
(b)
......... 10,806 710,495
MasTec, Inc.
(b)
...................... 13,403 1,824,684
Valmont Industries, Inc. ................ 4,269 1,309,174
WillScot Holdings Corp.
(b)
.............. 38,001 1,271,133
17,487,212
Construction Materials — 0.1%
Eagle Materials, Inc. .................. 7,098 1,751,502
Consumer Finance — 0.6%
Ally Financial, Inc. ................... 58,095 2,092,001
Credit Acceptance Corp.
(b)
.............. 1,354 635,649
OneMain Holdings, Inc. ................ 24,196 1,261,337
SLM Corp. ........................ 44,925 1,239,032
SoFi Technologies, Inc.
(a) (b)
............. 227,740 3,507,196
8,735,215
Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc. , Class A ........... 89,406 1,755,934
BJ's Wholesale Club Holdings, Inc.
(b)
....... 28,146 2,514,845
Casey's General Stores, Inc. ............ 7,893 3,127,443
Grocery Outlet Holding Corp.
(b)
........... 20,973 327,389
Maplebear, Inc.
(b)
.................... 35,305 1,462,333
Performance Food Group Co.
(b)
.......... 32,603 2,756,584
US Foods Holding Corp.
(b)
.............. 48,828 3,293,937
15,238,465
Containers & Packaging — 1.7%
AptarGroup, Inc. .................... 14,069 2,210,240
Avery Dennison Corp. ................. 17,083 3,196,742
Berry Global Group, Inc. ............... 24,312 1,572,257
Crown Holdings, Inc. ................. 24,983 2,065,844
Graphic Packaging Holding Co. .......... 63,549 1,725,991
Packaging Corp. of America ............ 18,880 4,250,454
Sealed Air Corp. .................... 23,089 781,101
Silgan Holdings, Inc. .................. 17,849 929,040
Smurfit WestRock plc
(a)
................ 110,007 5,924,977
Sonoco Products Co. ................. 21,057 1,028,635
23,685,281
Distributors — 0.2%
Pool Corp. ........................ 7,953 2,711,496
Diversified Consumer Services — 0.7%
ADT, Inc. ......................... 70,088 484,308
Bright Horizons Family Solutions, Inc.
(b)
..... 12,275 1,360,684
Duolingo, Inc. , Class A
(a) (b)
.............. 7,893 2,559,147
Grand Canyon Education, Inc.
(b)
.......... 6,135 1,004,913
H&R Block, Inc. ..................... 29,475 1,557,459
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Service Corp. International ............. 30,010 $ 2,395,398
9,361,909
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.
(b)
..... 52,505 1,821,923
Iridium Communications, Inc. ............ 23,849 692,098
Liberty Global Ltd. , Class A
(b)
............ 35,787 456,642
Liberty Global Ltd. , Class C, NVS
(a) (b)
....... 32,477 426,748
3,397,411
Electric Utilities — 0.7%
IDACORP, Inc. ..................... 11,277 1,232,351
NRG Energy, Inc. .................... 43,784 3,950,192
OGE Energy Corp. ................... 42,766 1,764,097
Pinnacle West Capital Corp. ............ 24,263 2,056,775
9,003,415
Electrical Equipment — 0.7%
Acuity Brands, Inc.
(a)
.................. 6,580 1,922,215
Generac Holdings, Inc.
(b)
............... 12,588 1,951,770
nVent Electric plc .................... 35,262 2,403,458
Regal Rexnord Corp. ................. 14,178 2,199,433
Sensata Technologies Holding plc ......... 31,785 870,909
9,347,785
Electronic Equipment, Instruments & Components — 1.1%
Arrow Electronics, Inc.
(b)
............... 11,136 1,259,704
Avnet, Inc. ........................ 18,428 964,153
Cognex Corp.
(a)
..................... 36,520 1,309,607
Coherent Corp.
(b)
.................... 26,473 2,507,787
Crane NXT Co. ..................... 10,636 619,228
Ingram Micro Holding Corp.
(b)
............ 3,757 72,848
IPG Photonics Corp.
(b)
................ 5,880 427,594
Jabil, Inc. ......................... 23,551 3,388,989
Littelfuse, Inc. ...................... 5,220 1,230,093
TD SYNNEX Corp. ................... 16,088 1,886,801
Vontier Corp. ....................... 31,838 1,161,132
14,827,936
Energy Equipment & Services — 0.4%
NOV, Inc. ......................... 82,238 1,200,675
TechnipFMC plc ..................... 90,342 2,614,498
Weatherford International plc ............ 15,494 1,109,835
4,925,008
Entertainment — 0.5%
Liberty Media Corp.-Liberty Live , Class A
(b)
... 4,357 290,002
Liberty Media Corp.-Liberty Live , Class C,
NVS
(b)
......................... 9,892 673,250
Madison Square Garden Sports Corp.
(b)
..... 3,960 893,693
Playtika Holding Corp. ................ 15,001 104,107
Roku, Inc. , Class A
(a) (b)
................ 26,924 2,001,530
TKO Group Holdings, Inc. , Class A
(b)
....... 16,838 2,392,848
6,355,430
Financial Services — 1.4%
Affirm Holdings, Inc. , Class A
(b)
........... 55,988 3,409,669
Equitable Holdings, Inc. ............... 49,909 2,354,208
Euronet Worldwide, Inc.
(b)
.............. 9,072 932,964
Jack Henry & Associates, Inc. ........... 15,637 2,741,166
MGIC Investment Corp. ............... 54,802 1,299,355
Shift4 Payments, Inc. , Class A
(a) (b)
......... 13,115 1,361,075
Toast, Inc. , Class A
(b)
................. 97,951 3,570,314
UWM Holdings Corp. , Class A ........... 21,537 126,422
Voya Financial, Inc. .................. 20,941 1,441,369
Western Union Co. (The) .............. 43,838 464,683

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
WEX, Inc.
(b)
........................ 8,440 $ 1,479,701
19,180,926
Food Products — 0.5%
Darling Ingredients, Inc.
(b)
.............. 33,968 1,144,382
Flowers Foods, Inc. .................. 39,825 822,785
Freshpet, Inc.
(b)
..................... 9,882 1,463,623
Ingredion, Inc. ...................... 14,008 1,926,940
Pilgrim's Pride Corp.
(b)
................ 8,764 397,798
Post Holdings, Inc.
(b)
.................. 10,094 1,155,359
Seaboard Corp. ..................... 58 140,920
7,051,807
Gas Utilities — 0.2%
MDU Resources Group, Inc. ............ 43,293 780,140
National Fuel Gas Co. ................ 19,562 1,187,022
UGI Corp. ......................... 45,637 1,288,333
3,255,495
Ground Transportation — 1.0%
Avis Budget Group, Inc.
(b)
.............. 3,798 306,157
Knight-Swift Transportation Holdings, Inc. ... 33,445 1,773,923
Landstar System, Inc. ................. 7,461 1,282,247
Lyft, Inc. , Class A
(b)
................... 78,269 1,009,670
Ryder System, Inc. ................... 8,824 1,384,133
Saia, Inc.
(a) (b)
....................... 5,637 2,568,950
Schneider National, Inc. , Class B ......... 9,970 291,922
U-Haul Holding Co. , NVS .............. 21,366 1,368,492
U-Haul Holding Co.
(b)
................. 1,636 113,031
XPO, Inc.
(a) (b)
....................... 24,368 3,195,863
13,294,388
Health Care Equipment & Supplies — 0.8%
Dentsply Sirona, Inc. ................. 42,980 815,760
Enovis Corp.
(a) (b)
..................... 11,857 520,285
Envista Holdings Corp.
(b)
............... 37,100 715,659
Globus Medical, Inc. , Class A
(b)
.......... 23,769 1,965,934
Inspire Medical Systems, Inc.
(a) (b)
......... 6,264 1,161,220
Masimo Corp.
(b)
..................... 9,212 1,522,744
Penumbra, Inc.
(b)
.................... 7,872 1,869,443
QuidelOrtho Corp.
(b)
.................. 13,218 588,862
Teleflex, Inc. ....................... 9,860 1,754,883
10,914,790
Health Care Providers & Services — 1.0%
Acadia Healthcare Co., Inc.
(b)
............ 19,510 773,571
Amedisys, Inc.
(b)
.................... 6,956 631,535
Chemed Corp.
(a)
.................... 3,164 1,676,287
DaVita, Inc.
(a) (b)
..................... 10,007 1,496,547
Encompass Health Corp. .............. 21,010 1,940,273
Henry Schein, Inc.
(a) (b)
................. 26,938 1,864,110
Premier, Inc. , Class A ................. 20,494 434,473
Tenet Healthcare Corp.
(b)
............... 20,246 2,555,653
Universal Health Services, Inc. , Class B .... 12,237 2,195,563
13,568,012
Health Care REITs — 0.3%
Healthcare Realty Trust, Inc. , Class A ...... 74,968 1,270,708
Medical Properties Trust, Inc.
(a)
........... 126,171 498,375
Omega Healthcare Investors, Inc. ......... 57,616 2,180,766
3,949,849
Health Care Technology — 0.1%
(b)
Certara, Inc. ....................... 25,539 271,990
Doximity, Inc. , Class A ................ 26,135 1,395,348
1,667,338
Security
Shares
Shares Value
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc. ............. 148,708 $ 2,605,364
Park Hotels & Resorts, Inc. ............. 44,152 621,219
3,226,583
Hotels, Restaurants & Leisure — 2.2%
Aramark .......................... 55,590 2,074,063
Boyd Gaming Corp. .................. 13,459 976,316
Caesars Entertainment, Inc.
(a) (b)
.......... 44,831 1,498,252
Cava Group, Inc.
(b)
................... 16,016 1,806,605
Choice Hotels International, Inc.
(a)
......... 5,809 824,762
Churchill Downs, Inc. ................. 14,859 1,984,271
Dutch Bros, Inc. , Class A
(b)
............. 23,200 1,215,216
Hyatt Hotels Corp. , Class A ............. 8,704 1,366,354
Light & Wonder, Inc. , Class A
(b)
........... 18,804 1,624,289
Marriott Vacations Worldwide Corp. ........ 7,444 668,471
Norwegian Cruise Line Holdings Ltd.
(b)
...... 93,634 2,409,203
Penn Entertainment, Inc.
(b)
.............. 32,702 648,154
Planet Fitness, Inc. , Class A
(b)
........... 17,941 1,773,827
Texas Roadhouse, Inc. ................ 14,217 2,565,173
Travel + Leisure Co. .................. 13,951 703,828
Vail Resorts, Inc. .................... 7,954 1,490,977
Wendy's Co. (The) ................... 36,964 602,513
Wingstop, Inc. ...................... 6,274 1,783,071
Wyndham Hotels & Resorts, Inc. ......... 16,074 1,620,098
Wynn Resorts Ltd. ................... 21,764 1,875,186
29,510,629
Household Durables — 0.9%
Leggett & Platt, Inc. .................. 28,265 271,344
Mohawk Industries, Inc.
(b)
.............. 11,152 1,328,538
Newell Brands, Inc. .................. 88,227 878,741
SharkNinja, Inc.
(b)
.................... 14,056 1,368,492
Tempur Sealy International, Inc. .......... 35,614 2,018,958
Toll Brothers, Inc. .................... 21,346 2,688,529
TopBuild Corp.
(b)
.................... 6,392 1,990,085
Whirlpool Corp. ..................... 11,240 1,286,755
11,831,442
Household Products — 0.1%
Reynolds Consumer Products, Inc. ........ 11,552 311,788
Spectrum Brands Holdings, Inc. .......... 5,897 498,238
810,026
Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp. ............ 29,133 805,819
Clearway Energy, Inc. , Class A ........... 7,420 181,419
Clearway Energy, Inc. , Class C .......... 17,446 453,596
1,440,834
Industrial REITs — 0.6%
Americold Realty Trust, Inc. ............. 60,943 1,304,180
EastGroup Properties, Inc. ............. 10,511 1,686,910
First Industrial Realty Trust, Inc. .......... 28,296 1,418,479
Rexford Industrial Realty, Inc. ........... 47,090 1,820,499
STAG Industrial, Inc. ................. 38,745 1,310,356
7,540,424
Insurance — 2.6%
American Financial Group, Inc. .......... 15,729 2,153,772
Assurant, Inc. ...................... 11,362 2,422,606
Assured Guaranty Ltd. ................ 10,721 964,997
Axis Capital Holdings Ltd. .............. 16,381 1,451,684
Brighthouse Financial, Inc.
(b)
............ 12,938 621,542
Everest Group Ltd. ................... 9,317 3,377,040
First American Financial Corp. ........... 21,367 1,334,155
Globe Life, Inc. ..................... 19,478 2,172,187
Hanover Insurance Group, Inc. (The) ...... 7,694 1,189,954

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Kemper Corp. ...................... 13,050 $ 867,042
Kinsale Capital Group, Inc. ............. 4,816 2,240,066
Lincoln National Corp. ................ 24,581 779,463
Old Republic International Corp. .......... 52,040 1,883,328
Primerica, Inc. ...................... 7,372 2,000,908
Reinsurance Group of America, Inc. ....... 14,266 3,047,646
RenaissanceRe Holdings Ltd. ........... 11,158 2,776,222
RLI Corp. ......................... 8,857 1,459,899
Ryan Specialty Holdings, Inc. , Class A ...... 21,929 1,406,965
Unum Group ....................... 30,743 2,245,161
White Mountains Insurance Group Ltd.
(a)
.... 532 1,034,772
35,429,409
Interactive Media & Services — 0.3%
(b)
IAC, Inc. .......................... 15,843 683,467
Match Group, Inc.
(a)
.................. 54,968 1,798,003
TripAdvisor, Inc. ..................... 22,977 339,370
Trump Media & Technology Group Corp.
(a)
... 15,816 539,326
ZoomInfo Technologies, Inc. ............ 64,079 673,470
4,033,636
IT Services — 0.5%
Amdocs Ltd. ....................... 23,833 2,029,142
DXC Technology Co.
(b)
................ 38,555 770,329
Globant SA
(a) (b)
..................... 8,933 1,915,414
Kyndryl Holdings, Inc.
(b)
................ 48,261 1,669,830
6,384,715
Leisure Products — 0.4%
Brunswick Corp. .................... 13,923 900,540
Hasbro, Inc. ....................... 29,522 1,650,575
Mattel, Inc.
(a) (b)
...................... 71,991 1,276,400
Polaris, Inc. ........................ 11,116 640,504
YETI Holdings, Inc.
(b)
................. 18,409 708,931
5,176,950
Life Sciences Tools & Services — 1.1%
10X Genomics, Inc. , Class A
(b)
........... 23,171 332,735
Azenta, Inc.
(a) (b)
..................... 10,208 510,400
Bio-Rad Laboratories, Inc. , Class A
(b)
....... 4,010 1,317,325
Bio-Techne Corp. .................... 33,137 2,386,858
Bruker Corp. ....................... 23,192 1,359,515
Charles River Laboratories International, Inc.
(b)
10,875 2,007,525
Fortrea Holdings, Inc.
(b)
................ 18,534 345,659
Medpace Holdings, Inc.
(a) (b)
............. 5,438 1,806,667
QIAGEN NV
(b)
...................... 47,434 2,112,236
Repligen Corp.
(b)
.................... 11,870 1,708,568
Sotera Health Co.
(b)
.................. 32,101 439,142
14,326,630
Machinery — 2.6%
AGCO Corp. ....................... 13,221 1,235,899
Allison Transmission Holdings, Inc. ........ 18,344 1,982,253
Crane Co. ......................... 10,448 1,585,484
Donaldson Co., Inc. .................. 25,489 1,716,684
Esab Corp. ........................ 12,013 1,440,839
Flowserve Corp. .................... 27,875 1,603,370
Gates Industrial Corp. plc
(b)
............. 36,851 758,025
Graco, Inc. ........................ 35,668 3,006,456
ITT, Inc. .......................... 17,585 2,512,545
Lincoln Electric Holdings, Inc. ........... 11,786 2,209,521
Middleby Corp. (The)
(b)
................ 11,302 1,530,856
Nordson Corp. ...................... 12,110 2,533,896
Oshkosh Corp. ..................... 13,975 1,328,603
Pentair plc ........................ 35,182 3,540,717
RBC Bearings, Inc.
(b)
................. 6,059 1,812,489
Snap-on, Inc. ...................... 11,026 3,743,107
Security
Shares
Shares Value
Machinery (continued)
Timken Co. (The) .................... 13,790 $ 984,192
Toro Co. (The) ...................... 21,788 1,745,219
35,270,155
Marine Transportation — 0.1%
Kirby Corp.
(b)
....................... 12,412 1,313,190
Media — 0.8%
Interpublic Group of Cos., Inc. (The) ....... 79,402 2,224,844
Liberty Broadband Corp. , Class A
(b)
........ 3,533 262,714
Liberty Broadband Corp. , Class C, NVS
(b)
... 23,601 1,764,411
New York Times Co. (The) , Class A ........ 34,130 1,776,466
News Corp. , Class A, NVS ............. 81,272 2,238,231
News Corp. , Class B
(a)
................ 24,570 747,665
Nexstar Media Group, Inc. .............. 6,475 1,022,856
Paramount Global , Class A
(a)
............ 1,969 43,909
Paramount Global , Class B, NVS ......... 125,623 1,314,016
11,395,112
Metals & Mining — 0.8%
Alcoa Corp. ........................ 52,736 1,992,366
ATI, Inc.
(b)
......................... 26,194 1,441,718
Cleveland-Cliffs, Inc.
(a) (b)
............... 103,563 973,492
MP Materials Corp. , Class A
(a) (b)
.......... 28,570 445,692
Reliance, Inc. ...................... 11,477 3,090,297
Royal Gold, Inc. ..................... 14,023 1,848,933
United States Steel Corp. .............. 47,667 1,620,201
11,412,699
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp. ............... 176,990 1,630,078
Annaly Capital Management, Inc. ......... 121,852 2,229,892
Rithm Capital Corp. .................. 111,356 1,205,985
Starwood Property Trust, Inc. ............ 67,136 1,272,227
6,338,182
Multi-Utilities — 0.3%
NiSource, Inc. ...................... 99,538 3,659,017
Office REITs — 0.5%
BXP, Inc. ......................... 33,521 2,492,622
Cousins Properties, Inc. ............... 34,250 1,049,420
Highwoods Properties, Inc. ............. 22,201 678,907
Kilroy Realty Corp. ................... 25,149 1,017,277
Vornado Realty Trust
(a)
................ 37,308 1,568,428
6,806,654
Oil, Gas & Consumable Fuels — 2.6%
Antero Midstream Corp. ............... 72,047 1,087,189
Antero Resources Corp.
(b)
.............. 62,019 2,173,766
APA Corp. ........................ 77,461 1,788,575
Chord Energy Corp. .................. 13,046 1,525,338
Civitas Resources, Inc. ................ 20,844 956,114
DT Midstream, Inc. ................... 20,750 2,063,173
EQT Corp. ........................ 125,438 5,783,946
Expand Energy Corp. ................. 49,119 4,889,797
HF Sinclair Corp. .................... 32,819 1,150,306
Matador Resources Co. ............... 25,159 1,415,445
New Fortress Energy, Inc. , Class A ........ 16,951 256,299
Ovintiv, Inc. ........................ 56,258 2,278,449
Permian Resources Corp. , Class A ........ 139,916 2,011,992
Range Resources Corp. ............... 50,732 1,825,337
Texas Pacific Land Corp. ............... 3,999 4,422,734
Viper Energy, Inc. , Class A ............. 21,830 1,071,198
34,699,658

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 13,288 $ 1,375,972
Passenger Airlines — 0.3%
(b)
Alaska Air Group, Inc. ................. 26,670 1,726,883
American Airlines Group, Inc. ............ 139,068 2,423,955
4,150,838
Personal Care Products — 0.3%
(b)
BellRing Brands, Inc. ................. 27,476 2,070,042
Coty, Inc. , Class A
(a)
.................. 81,138 564,720
elf Beauty, Inc.
(a)
.................... 11,487 1,442,193
4,076,955
Pharmaceuticals — 0.5%
Elanco Animal Health, Inc.
(b)
............. 105,525 1,277,908
Intra-Cellular Therapies, Inc.
(b)
........... 21,851 1,824,995
Jazz Pharmaceuticals plc
(b)
............. 12,796 1,575,827
Organon & Co. ..................... 55,529 828,493
Perrigo Co. plc ..................... 29,283 752,866
6,260,089
Professional Services — 1.2%
CACI International, Inc. , Class A
(b)
........ 4,716 1,905,547
Clarivate plc
(a) (b)
..................... 86,766 440,771
Concentrix Corp. .................... 10,054 435,037
Dayforce, Inc.
(a) (b)
.................... 32,155 2,335,739
Dun & Bradstreet Holdings, Inc. .......... 64,339 801,664
FTI Consulting, Inc.
(b)
................. 7,500 1,433,475
Genpact Ltd. ....................... 36,846 1,582,536
KBR, Inc. ......................... 28,265 1,637,391
ManpowerGroup, Inc. ................. 10,221 589,956
Parsons Corp.
(b)
..................... 9,839 907,648
Paycor HCM, Inc.
(b)
.................. 17,366 322,487
Paylocity Holding Corp.
(b)
.............. 9,209 1,836,919
Robert Half, Inc. .................... 21,510 1,515,595
Science Applications International Corp. .... 10,475 1,170,895
16,915,660
Real Estate Management & Development — 0.5%
(b)
Howard Hughes Holdings, Inc.
(a)
.......... 6,723 517,133
Jones Lang LaSalle, Inc. ............... 10,057 2,545,829
Seaport Entertainment Group, Inc.
(a)
....... 2,062 57,633
Zillow Group, Inc. , Class A .............. 9,817 695,534
Zillow Group, Inc. , Class C, NVS
(a)
........ 32,938 2,439,059
6,255,188
Residential REITs — 0.6%
American Homes 4 Rent , Class A ......... 72,045 2,695,924
Camden Property Trust ................ 22,045 2,558,102
Equity LifeStyle Properties, Inc. .......... 40,077 2,669,128
7,923,154
Retail REITs — 1.0%
Agree Realty Corp. .................. 22,685 1,598,158
Brixmor Property Group, Inc. ............ 64,103 1,784,628
Federal Realty Investment Trust .......... 18,042 2,019,802
Kimco Realty Corp. .................. 140,395 3,289,455
NNN REIT, Inc. ..................... 39,604 1,617,823
Regency Centers Corp. ............... 38,513 2,847,266
13,157,132
Semiconductors & Semiconductor Equipment — 1.1%
Allegro MicroSystems, Inc.
(b)
............ 26,160 571,858
Amkor Technology, Inc. ................ 23,940 615,019
Astera Labs, Inc.
(b)
................... 23,059 3,054,165
Cirrus Logic, Inc.
(b)
................... 11,528 1,147,958
Lattice Semiconductor Corp.
(b)
........... 29,131 1,650,271
MACOM Technology Solutions Holdings, Inc.
(b)
11,853 1,539,823
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
MKS Instruments, Inc. ................ 14,205 $ 1,482,860
Onto Innovation, Inc.
(b)
................ 10,460 1,743,368
Qorvo, Inc.
(b)
....................... 20,172 1,410,628
Universal Display Corp. ............... 9,925 1,451,035
Wolfspeed, Inc.
(a) (b)
................... 28,258 188,198
14,855,183
Software — 3.2%
Appfolio, Inc. , Class A
(b)
............... 4,860 1,199,059
Aspen Technology, Inc.
(b)
............... 5,734 1,431,378
Bentley Systems, Inc. , Class B ........... 29,992 1,400,626
BILL Holdings, Inc.
(b)
.................. 21,401 1,812,879
CCC Intelligent Solutions Holdings, Inc.
(b)
.... 96,203 1,128,461
Confluent, Inc. , Class A
(b)
.............. 52,595 1,470,556
Dolby Laboratories, Inc. , Class A ......... 12,583 982,732
DoubleVerify Holdings, Inc.
(b)
............ 30,949 594,530
Dropbox, Inc. , Class A
(b)
............... 50,230 1,508,909
Dynatrace, Inc.
(a) (b)
................... 62,848 3,415,789
Elastic NV
(b)
....................... 18,480 1,830,998
Five9, Inc.
(a) (b)
...................... 15,890 645,770
Gen Digital, Inc. ..................... 115,898 3,173,287
Gitlab, Inc. , Class A
(b)
................. 25,902 1,459,578
Guidewire Software, Inc.
(b)
.............. 17,431 2,938,518
HashiCorp, Inc. , Class A
(b)
.............. 30,825 1,054,523
Informatica, Inc. , Class A
(b)
............. 17,639 457,379
Manhattan Associates, Inc.
(b)
............ 13,052 3,527,172
nCino, Inc.
(a) (b)
...................... 17,925 601,922
Nutanix, Inc. , Class A
(b)
................ 53,332 3,262,852
Pegasystems, Inc. ................... 9,560 890,992
Procore Technologies, Inc.
(b)
............ 22,777 1,706,681
RingCentral, Inc. , Class A
(b)
............. 17,478 611,905
SentinelOne, Inc. , Class A
(a) (b)
........... 59,229 1,314,884
Smartsheet, Inc. , Class A
(b)
............. 28,771 1,612,039
Teradata Corp.
(b)
.................... 20,646 643,123
UiPath, Inc. , Class A
(a) (b)
............... 90,567 1,151,107
Unity Software, Inc.
(a) (b)
................ 64,129 1,440,979
43,268,628
Specialized REITs — 0.7%
CubeSmart ........................ 47,813 2,048,787
EPR Properties ..................... 15,892 703,698
Gaming & Leisure Properties, Inc. ........ 55,586 2,677,022
Lamar Advertising Co. , Class A .......... 18,565 2,260,103
National Storage Affiliates Trust .......... 14,992 568,347
Rayonier, Inc. ...................... 31,674 826,691
9,084,648
Specialty Retail — 1.9%
Advance Auto Parts, Inc. ............... 12,676 599,448
AutoNation, Inc.
(a) (b)
.................. 5,438 923,590
Bath & Body Works, Inc. ............... 46,538 1,804,278
Carvana Co. , Class A
(b)
................ 23,033 4,683,991
Dick's Sporting Goods, Inc. ............. 11,886 2,719,992
Five Below, Inc.
(a) (b)
................... 11,662 1,224,044
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 22,413 2,234,576
GameStop Corp. , Class A
(b)
............. 83,314 2,611,061
Gap, Inc. (The) ..................... 43,098 1,018,406
Lithia Motors, Inc. , Class A
(a)
............ 5,565 1,989,098
Murphy USA, Inc. ................... 3,890 1,951,807
Penske Automotive Group, Inc. .......... 3,938 600,309
RH
(a) (b)
........................... 3,170 1,247,680
Valvoline, Inc.
(b)
..................... 27,457 993,394
Wayfair, Inc. , Class A
(a) (b)
............... 20,232 896,682
25,498,356

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2500 ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 0.3%
Pure Storage, Inc. , Class A
(b)
............ 65,378 $ 4,016,171
Textiles, Apparel & Luxury Goods — 1.0%
Amer Sports, Inc.
(b)
................... 12,367 345,781
Birkenstock Holding plc
(b)
.............. 8,350 473,111
Capri Holdings Ltd.
(b)
................. 24,417 514,222
Carter's, Inc. ....................... 7,605 412,115
Columbia Sportswear Co. .............. 7,096 595,567
Crocs, Inc.
(a) (b)
...................... 12,118 1,327,285
PVH Corp. ........................ 11,832 1,251,234
Ralph Lauren Corp. , Class A ............ 8,445 1,950,626
Skechers USA, Inc. , Class A
(b)
........... 27,972 1,880,837
Tapestry, Inc. ....................... 49,547 3,236,906
Under Armour, Inc. , Class A
(b)
............ 40,086 331,912
Under Armour, Inc. , Class C, NVS
(b)
....... 41,103 306,628
VF Corp. ......................... 74,339 1,595,315
14,221,539
Trading Companies & Distributors — 0.8%
Air Lease Corp. , Class A ............... 22,202 1,070,359
Core & Main, Inc. , Class A
(a) (b)
........... 40,853 2,079,826
MSC Industrial Direct Co., Inc. , Class A ..... 9,809 732,634
SiteOne Landscape Supply, Inc.
(b)
......... 9,468 1,247,598
Watsco, Inc. ....................... 7,368 3,491,622
WESCO International, Inc. .............. 8,924 1,614,887
10,236,926
Water Utilities — 0.1%
Essential Utilities, Inc. ................. 53,828 1,955,033
Total Common Stocks — 58 .1%
(Cost: $ 745,277,955 ) .............................. 785,552,592
Security
Shares
Shares Value
Investment Companies
iShares Russell 2000 ETF
(a) (c)
............ 2,548,958 $ 563,217,759
Total Investment Companies — 41 .7%
(Cost: $ 525,204,106 ) .............................. 563,217,759
Total Long-Term Investments — 99.8%
(Cost: $ 1,270,482,061 ) ............................ 1,348,770,351
Short-Term Securities
Money Market Funds — 45.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(e)
.................. 612,841,311 613,147,732
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.44% ................... 1,994,892 1,994,892
Total Short-Term Securities — 45 .5%
(Cost: $ 615,130,068 ) .............................. 615,142,624
Total Investments — 145 .3%
(Cost: $ 1,885,612,129 ) ............................ 1,963,912,975
Liabilities in Excess of Other Assets — (45.3) % ............ (612,213,600)
Net Assets — 100.0% ...............................
$ 1,351,699,375
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 326,611,802 $ 286,554,264
(a)
$ — $ (18,076) $ (258) $ 613,147,732 612,841,311 $ 742,474
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,398,138 596,754
(a)
— — — 1,994,892 1,994,892 62,439 —
iShares Russell 2000 ETF ... 451,470,147 244,709,363 (144,784,252) 12,983,378 (1,160,877) 563,217,759 2,548,958 4,473,529 —
$ 12,965,302 $ (1,161,135) $ 1,178,360,383 $ 5,278,442 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2024
iShares
®
Russell 2500 ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 12 03/21/25 $ 1,350 $ (59,073)
S&P Midcap 400 E-Mini Index ................................................. 5 03/21/25 1,573 (26,299)
$ (85,372)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 785,552,592 $ — $ — $ 785,552,592
Investment Companies ..................................... 563,217,759 — — 563,217,759
Short-Term Securities
Money Market Funds ...................................... 615,142,624 — — 615,142,624
$ 1,963,912,975 $ — $ — $ 1,963,912,975
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (85,372) $ — $ — $ (85,372)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ETF Exchange-Traded Fund
NVS Non-Voting Shares
REIT Real Estate Investment Trust